GOODWILL (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
GOODWILL
Goodwill, beginning balance	€ 31,921	€ 31,662
Effect of Movement in exchange rates	801	259
Goodwill, ending balance	€ 32,722	€ 31,921